FAIR VALUE MEASUREMENT - Items Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Securities borrowed and purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell, Netting	$ (131,342)	$ (157,370)
Trading account assets	331,945	375,079
Investments	512,822	447,359
Loans	6,082	6,854
Liabilities, Fair Value Disclosure [Abstract]
Securities loaned and sold under agreements to repurchase, netting	(131,342)	(157,370)
Fair Value Measured at Net Asset Value Per Share
Liabilities, Fair Value Disclosure [Abstract]
Alternative investment funds, fair value	145	152
Recurring
Assets, Fair Value Disclosure [Abstract]
Securities borrowed and purchased under agreements to resell	342,261	335,393
Securities borrowed and purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell, Netting	(125,795)	(150,189)
Securities borrowed and purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell	216,466	185,204
Investments	289,409	335,998
Loans	6,082	6,854
Mortgage servicing rights	404	336
Total assets before netting	1,299,518	1,464,289
Total assets, Netting	(442,870)	(546,205)
Total assets	856,648	918,084
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	1,666	1,958
Securities loaned and sold under agreements to repurchase, gross	174,961	157,275
Securities loaned and sold under agreements to repurchase, netting	(118,267)	(97,069)
Securities loaned and sold under agreements to repurchase	56,694	60,206
Securities sold, not yet purchased	106,008	100,044
Other trading liabilities	106,013	100,070
Short-term borrowings	7,358	4,683
Long-term debt	82,609	67,063
Total liabilities, gross	753,632	808,152
Total liabilities, netting	(440,201)	(499,380)
Total liabilities	313,431	308,772
Recurring | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	377,450	470,268
Netting agreements	(292,628)	(364,879)
Netting of cash collateral paid	(29,306)	(37,432)
Total trading derivatives—after netting and collateral, gross	377,450	470,268
Netting, Liabilities, total of netting agreements and cash collateral received	(321,934)	(402,311)
Total derivative liabilities	55,516	67,957
Recurring | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	150,074	222,411
Recurring | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	135,298	156,066
Recurring | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	49,684	63,569
Recurring | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	31,379	18,093
Recurring | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	11,015	10,129
Recurring | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Netting, Liabilities, total of netting agreements and cash collateral received	0	0
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	3,575	6,835
Total non-trading derivatives and other financial liabilities measured on recurring basis	3,575	6,835
Recurring | Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Assets, Fair Value Disclosure [Abstract]
Trading account assets	35,030	42,930
Investments	33,216	43,918
Recurring | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	748	731
Investments	380	571
Recurring | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	859	1,029
Investments	25	50
Recurring | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	36,637	44,690
Investments	33,621	44,539
Recurring | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	48,134	66,798
Investments	122,440	146,204
Recurring | State and municipal
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,032	1,318
Investments	2,621	3,719
Recurring | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	70,684	83,389
Investments	118,740	124,968
Recurring | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	18,112	20,822
Investments	5,920	10,500
Recurring | Marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	64,054	66,479
Investments	543	515
Recurring | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,594	2,382
Investments	303	278
Recurring | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	20,922	12,240
Investments	4,877	4,876
Recurring | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	344	399
Recurring | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other trading liabilities	5	26
Recurring | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	262,169	298,118
Recurring | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	386,851	472,977
Trading derivative, asset, after netting and collateral	386,851	472,977
Less: Netting agreements to assets	(292,628)	(364,879)
Less: Netting of cash collateral received	(24,447)	(31,137)
Netting, assets	(317,075)	(396,016)
Trading derivatives	69,776	76,961
Recurring | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	165,488	241,461
Recurring | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	135,549	156,670
Recurring | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	45,252	50,519
Recurring | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	30,344	14,538
Recurring | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	10,218	9,789
Recurring | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Netting, assets	0	0
Total Non-trading derivatives and other financial assets measured on a recurring basis, gross	12,342	14,613
Non-trading derivatives and other financial assets measured on a recurring basis, net	12,342	14,613
Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Securities borrowed and purchased under agreements to resell	0	0
Investments	182,324	229,701
Loans	0	0
Mortgage servicing rights	0	0
Total assets before netting	$ 325,984	$ 424,489
Total as a percentage of gross assets	25.10%	29.00%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 0	$ 0
Securities loaned and sold under agreements to repurchase, gross	0	0
Securities sold, not yet purchased	82,675	85,353
Other trading liabilities	82,675	85,353
Short-term borrowings	0	0
Long-term debt	0	0
Total liabilities, gross	$ 86,365	$ 92,196
Total as a percentage of gross liabilities	11.50%	11.40%
Recurring | Level 1 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 116	$ 81
Recurring | Level 1 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	56	25
Recurring | Level 1 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	0	3
Recurring | Level 1 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	60	53
Recurring | Level 1 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	0	0
Recurring | Level 1 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	0	0
Recurring | Level 1 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Non-trading derivatives and other financial liabilities measured on recurring basis	3,574	6,762
Recurring | Level 1 | Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1	0
Investments	0	0
Recurring | Level 1 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	44,900	64,529
Investments	122,271	146,032
Recurring | Level 1 | State and municipal
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	39,176	68,195
Investments	56,842	77,056
Recurring | Level 1 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,544	1,607
Investments	2,861	6,326
Recurring | Level 1 | Marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	53,833	54,117
Investments	350	287
Recurring | Level 1 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	0	0
Recurring | Level 1 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other trading liabilities	0	0
Recurring | Level 1 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	139,454	188,448
Recurring | Level 1 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	131	110
Recurring | Level 1 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	90	42
Recurring | Level 1 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	0	2
Recurring | Level 1 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	41	66
Recurring | Level 1 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	0	0
Recurring | Level 1 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	0	0
Recurring | Level 1 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Non-trading derivatives and other financial assets measured on a recurring basis, gross	4,075	6,230
Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Securities borrowed and purchased under agreements to resell	342,030	335,073
Investments	104,858	104,755
Loans	5,371	4,869
Mortgage servicing rights	0	0
Total assets before netting	$ 958,810	$ 1,023,665
Total as a percentage of gross assets	73.80%	69.90%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 1,483	$ 1,752
Securities loaned and sold under agreements to repurchase, gross	174,318	156,644
Securities sold, not yet purchased	23,268	14,477
Other trading liabilities	23,273	14,477
Short-term borrowings	7,253	4,464
Long-term debt	57,100	41,853
Total liabilities, gross	$ 632,091	$ 679,937
Total as a percentage of gross liabilities	83.90%	84.10%
Recurring | Level 2 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 368,664	$ 460,675
Recurring | Level 2 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	147,846	220,607
Recurring | Level 2 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	134,572	155,441
Recurring | Level 2 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	46,177	58,212
Recurring | Level 2 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	30,004	17,393
Recurring | Level 2 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	10,065	9,022
Recurring | Level 2 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Non-trading derivatives and other financial liabilities measured on recurring basis	0	72
Recurring | Level 2 | Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Assets, Fair Value Disclosure [Abstract]
Trading account assets	34,534	42,903
Investments	33,165	43,888
Recurring | Level 2 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	643	391
Investments	286	571
Recurring | Level 2 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	778	893
Investments	25	50
Recurring | Level 2 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	35,955	44,187
Investments	33,476	44,509
Recurring | Level 2 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,230	2,269
Investments	168	172
Recurring | Level 2 | State and municipal
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,995	1,224
Investments	1,849	2,885
Recurring | Level 2 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	31,485	15,143
Investments	61,112	47,644
Recurring | Level 2 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	16,156	18,840
Investments	2,871	4,114
Recurring | Level 2 | Marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	10,047	12,289
Investments	177	228
Recurring | Level 2 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	981	776
Investments	300	277
Recurring | Level 2 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	20,346	11,295
Investments	4,877	4,876
Recurring | Level 2 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	28	50
Recurring | Level 2 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other trading liabilities	5	0
Recurring | Level 2 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	120,195	106,023
Recurring | Level 2 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	378,162	464,562
Recurring | Level 2 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	161,500	238,026
Recurring | Level 2 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	134,912	155,994
Recurring | Level 2 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	43,904	48,362
Recurring | Level 2 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	28,547	13,546
Recurring | Level 2 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	9,299	8,634
Recurring | Level 2 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Non-trading derivatives and other financial assets measured on a recurring basis, gross	8,194	8,383
Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Securities borrowed and purchased under agreements to resell	231	320
Investments	2,227	1,542
Loans	711	1,985
Mortgage servicing rights	404	336
Total assets before netting	$ 14,724	$ 16,135
Total as a percentage of gross assets	1.10%	1.10%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 183	$ 206
Securities loaned and sold under agreements to repurchase, gross	643	631
Securities sold, not yet purchased	65	214
Other trading liabilities	65	240
Short-term borrowings	105	219
Long-term debt	25,509	25,210
Total liabilities, gross	$ 35,176	$ 36,019
Total as a percentage of gross liabilities	4.70%	4.50%
Recurring | Level 3 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 8,670	$ 9,512
Recurring | Level 3 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,172	1,779
Recurring | Level 3 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	726	622
Recurring | Level 3 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	3,447	5,304
Recurring | Level 3 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	1,375	700
Recurring | Level 3 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	950	1,107
Recurring | Level 3 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Non-trading derivatives and other financial liabilities measured on recurring basis	1	1
Recurring | Level 3 | Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Assets, Fair Value Disclosure [Abstract]
Trading account assets	496	27
Investments	51	30
Recurring | Level 3 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	104	340
Investments	94	0
Recurring | Level 3 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	81	136
Investments	0	0
Recurring | Level 3 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	681	503
Investments	145	30
Recurring | Level 3 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4	0
Investments	1	0
Recurring | Level 3 | State and municipal
Assets, Fair Value Disclosure [Abstract]
Trading account assets	37	94
Investments	772	834
Recurring | Level 3 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	23	51
Investments	786	268
Recurring | Level 3 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	412	375
Investments	188	60
Recurring | Level 3 | Marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	174	73
Investments	16	0
Recurring | Level 3 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	613	1,606
Investments	3	1
Recurring | Level 3 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	576	945
Investments	0	0
Recurring | Level 3 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	316	349
Recurring | Level 3 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other trading liabilities	0	26
Recurring | Level 3 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,520	3,647
Recurring | Level 3 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	8,558	8,305
Recurring | Level 3 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	3,898	3,393
Recurring | Level 3 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	637	674
Recurring | Level 3 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	1,307	2,091
Recurring | Level 3 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	1,797	992
Recurring | Level 3 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, before netting and collateral	919	1,155
Recurring | Level 3 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Non-trading derivatives and other financial assets measured on a recurring basis, gross	$ 73	$ 0